Equity Method Investments and Variable Interest Entities (Schedule of Equity in Earnings of Unconsolidated Affiliates) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Beginning balance at January 1,				$ 846					$ 846
Equity in earnings of unconsolidated affiliates	$ 0	$ 13	$ 16	1	$ 11	$ 9	$ 15	$ 0	30	$ 35	$ 79
Distributions of earnings of unconsolidated affiliates									(38)	(69)	(75)
Investments									26	146	344
Balance at December 31,	881				846				881	846
Amount allocated to fund ownership venture										141
Sustainable Technology Solutions
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Beginning balance at January 1,				699					699
Equity in earnings of unconsolidated affiliates									2	6	44
Impairment of equity method investments									6
Balance at December 31,	736				699				736	699
Impairment of equity method investments									6
Ebic Ammonia Project
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Impairment of equity method investments									13
Impairment of equity method investments									13
Equity Method Investments
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Beginning balance at January 1,				846				724	846	724
Equity in earnings of unconsolidated affiliates									30	35
Distributions of earnings of unconsolidated affiliates									(38)	(69)
Advances to (payments from) unconsolidated affiliates, net									(15)	(10)
Investments									26	146
Impairment of equity method investments									19	0
Foreign currency translation adjustments									50	(7)
Other									1	2
Balance at December 31,	$ 881				846				881	846	724
Amount allocated to fund ownership venture									24
Impairment of equity method investments									19	0
Adjustment | Equity Method Investments | Cumulative effect of change in accounting policy | ASC 606
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Beginning balance at January 1,								25		25
Balance at December 31,											25
Adjusted balance | Equity Method Investments
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Beginning balance at January 1,				$ 846				$ 749	$ 846	749
Balance at December 31,					$ 846					$ 846	$ 749